Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000039168 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000039168 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000039168 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000039168 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000039168 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000039168 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039168 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000039168 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039168 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039168 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039168 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039168 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000189691 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000189691 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000189691 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000189691 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189691 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000189691 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000189691 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000189691 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189691 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189691 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189691 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000189691 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000039170 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000039170 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000039170 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000039170 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000039170 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000039170 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039170 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000039170 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039170 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039170 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039170 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039170 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000039172 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000039172 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000039172 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000039172 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000039172 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000039172 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039172 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000039172 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039172 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039172 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039172 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039172 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000039173 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000039173 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000039173 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000039173 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000039173 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000039173 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039173 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000039173 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039173 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039173 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039173 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039173 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000039169 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000039169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000039169 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000039169 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000039169 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000039169 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039169 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000039169 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039169 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039169 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039169 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039169 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000222299 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000222299 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000222299 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000222299 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222299 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222299 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222299 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222299 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222299 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222299 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222299 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222299 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000017955 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000017955 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017955 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017955 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017955 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017955 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017955 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017955 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017955 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017955 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017955 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017955 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000017955 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017957 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000017957 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017957 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017957 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017957 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017957 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017957 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017957 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017957 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017957 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017957 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017957 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000017957 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000189684 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000189684 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000189684 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189684 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000189684 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189684 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000189684 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189684 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000189684 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000189684 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189684 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189684 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000189684 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017956 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000017956 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017956 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017956 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017956 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017956 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017956 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017956 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017956 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017956 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017956 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017956 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000017956 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017960 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000017960 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017960 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017960 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017960 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017960 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017960 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017960 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017960 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017960 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017960 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017960 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000017960 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017961 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000017961 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017961 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017961 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017961 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017961 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017961 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017961 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017961 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017961 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017961 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017961 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000017961 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000189686 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000189686 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000189686 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189686 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000189686 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189686 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000189686 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189686 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000189686 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000189686 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189686 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189686 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000189686 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131613 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000131613 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000131613 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131613 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000131613 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131613 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000131613 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131613 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131613 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131613 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131613 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131613 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000131613 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237256 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000237256 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000237256 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237256 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000237256 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237256 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237256 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237256 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237256 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237256 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237256 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237256 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000237256 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191071 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000191071 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000191071 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191071 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000191071 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191071 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000191071 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191071 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191071 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191073 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000191073 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000191073 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191073 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000191073 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191073 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000191073 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191073 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191073 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191074 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000191074 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000191074 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191074 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000191074 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191074 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000191074 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191074 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191074 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191075 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000191075 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000191075 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191075 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000191075 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191075 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000191075 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191075 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191075 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191076 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000191076 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000191076 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191076 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000191076 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191076 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000191076 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191076 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191076 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237257 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000237257 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237257 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237257 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237257 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237257 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237257 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237257 [Member] | Escrow Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237257 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017962 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000017962 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017962 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017962 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000017962 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017962 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000189687 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000189687 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000189687 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000189687 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000189687 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189687 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000189688 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000189688 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000189688 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000189688 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000189688 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189688 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017963 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000017963 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017963 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017963 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000017963 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017963 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017967 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000017967 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017967 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017967 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000017967 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017967 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017968 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000017968 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017968 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017968 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000017968 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017968 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017964 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000017964 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017964 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017964 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000017964 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017964 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000131614 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000131614 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131614 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000131614 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000131614 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131614 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144171 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144171 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000144171 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144171 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144171 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144171 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144171 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144171 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144171 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144171 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144171 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000144171 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189695 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000189695 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000189695 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000189695 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000189695 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000189695 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000189695 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000189695 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000189695 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189695 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000189695 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000189695 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189696 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000189696 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000189696 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000189696 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000189696 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000189696 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000189696 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000189696 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000189696 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189696 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000189696 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000189696 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144173 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144173 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000144173 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144173 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144173 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144173 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144173 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144173 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144173 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144173 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144173 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000144173 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144168 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144168 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000144168 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144168 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144168 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144168 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144168 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144168 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144168 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144168 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144168 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000144168 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144169 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000144169 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144169 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144169 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144169 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144169 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144169 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144169 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144169 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144169 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000144169 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144172 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144172 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000144172 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144172 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144172 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144172 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144172 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144172 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144172 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144172 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144172 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000144172 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144170 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144170 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000144170 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144170 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144170 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144170 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144170 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144170 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144170 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144170 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144170 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000144170 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017976 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000017976 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000017976 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000017976 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000017976 [Member] | Commercial Paper Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017976 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017977 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000017977 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000017977 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000017977 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000017977 [Member] | Commercial Paper Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017977 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017980 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000017980 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000017980 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000017980 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000017980 [Member] | Commercial Paper Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017980 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039177 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000039177 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000039177 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000039177 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000039177 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039177 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000039177 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039177 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000039177 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000189692 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000189692 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000189692 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000189692 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000189692 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000189692 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189692 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000189692 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000189692 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000039179 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000039179 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000039179 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000039179 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000039179 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039179 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000039179 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039179 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000039179 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000039175 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000039175 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000039175 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000039175 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000039175 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039175 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000039175 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039175 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000039175 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000039176 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000039176 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000039176 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000039176 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000039176 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039176 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000039176 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039176 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000039176 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000039178 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000039178 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000039178 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000039178 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000039178 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000039178 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000039178 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000039178 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000039178 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000194393 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000194393 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000194393 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000194393 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000194393 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000194393 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194393 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194393 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000194393 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224786 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000224786 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000224786 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000224786 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000224786 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224786 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224786 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224786 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224786 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017969 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017969 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017969 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000017969 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017969 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017969 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017969 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017969 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017969 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189689 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000189689 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189689 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000189689 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189689 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000189689 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189689 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189689 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189689 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189690 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000189690 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189690 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000189690 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189690 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000189690 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189690 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189690 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189690 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017971 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017971 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017971 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000017971 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017971 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017971 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017971 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017971 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017971 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017973 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017973 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017973 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000017973 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017973 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017973 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017973 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017973 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017973 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017974 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017974 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017974 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000017974 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017974 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017974 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017974 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017974 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017974 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017970 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017970 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017970 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000017970 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017970 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017970 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017970 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017970 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017970 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131615 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131615 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131615 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000131615 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131615 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131615 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131615 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131615 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131615 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194391 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194391 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000194391 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000194391 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194391 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194391 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000194391 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000194391 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194391 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144162 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000144162 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144162 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000144162 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144162 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144162 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144162 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144162 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144162 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144162 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000144162 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189693 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000189693 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000189693 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000189693 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000189693 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189693 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189693 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000189693 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189693 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000189693 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000189693 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189694 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000189694 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000189694 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000189694 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000189694 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189694 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189694 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000189694 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189694 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000189694 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000189694 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144164 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000144164 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144164 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000144164 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144164 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144164 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144164 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144164 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144164 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144164 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000144164 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144165 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000144165 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144165 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000144165 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144165 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144165 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144165 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144165 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144165 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144165 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000144165 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144166 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000144166 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144166 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000144166 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144166 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144166 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144166 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144166 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144166 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144166 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000144166 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144163 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000144163 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144163 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000144163 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144163 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144163 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144163 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144163 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144163 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144163 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000144163 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144167 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000144167 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144167 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000144167 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144167 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144167 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144167 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144167 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144167 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144167 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000144167 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017975 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000017975 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000017975 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017975 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000017975 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017975 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000162988 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000162988 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000162988 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162988 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000162988 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000162988 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000162989 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000162989 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000162989 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162989 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000162989 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000162989 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%